Derivatives - Summary of derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	£ 60,789	£ 78,406
Derivative financial liabilities	53,974	72,082
Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	14,519,000	13,628,000
Derivative financial assets	60,789	78,406
Derivative financial liabilities	53,974	72,082
Derivatives | Derivatives traded on recognised exchange
Disclosure of detailed information about financial instruments [line items]
Notional amount	795,000	1,067,000
Derivative financial assets	4	26
Derivative financial liabilities	12	17
Derivatives | Derivatives traded over the counter
Disclosure of detailed information about financial instruments [line items]
Notional amount	13,724,000	12,561,000
Derivative financial assets	60,785	78,380
Derivative financial liabilities	53,962	72,065
Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	11,088,000	10,333,000
Derivative financial assets	32,742	37,499
Derivative financial liabilities	26,758	31,532
Interest rate derivatives | Derivatives traded on recognised exchange
Disclosure of detailed information about financial instruments [line items]
Notional amount	794,000	1,066,000
Derivative financial assets	4	20
Derivative financial liabilities		2
Interest rate derivatives | Derivatives traded over the counter
Disclosure of detailed information about financial instruments [line items]
Notional amount	10,294,000	9,267,000
Derivative financial assets	32,738	37,479
Derivative financial liabilities	26,758	31,530
Interest rate derivatives | Derivatives traded over the counter and settled through clearing counterparties
Disclosure of detailed information about financial instruments [line items]
Notional amount	8,768,000	7,321,000
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Notional amount	7,938,000	7,015,000
Derivative financial assets	25,700	28,960
Derivative financial liabilities	19,685	23,138
Interest rate swaps | Derivatives traded over the counter
Disclosure of detailed information about financial instruments [line items]
Notional amount	7,938,000	7,015,000
Derivative financial assets	25,700	28,960
Derivative financial liabilities	19,685	23,138
Interest rate options
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,429,000	2,226,000
Derivative financial assets	7,042	8,539
Derivative financial liabilities	7,073	8,394
Interest rate options | Derivatives traded on recognised exchange
Disclosure of detailed information about financial instruments [line items]
Notional amount	324,000	736,000
Derivative financial assets	4	20
Derivative financial liabilities		2
Interest rate options | Derivatives traded over the counter
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,105,000	1,490,000
Derivative financial assets	7,038	8,519
Derivative financial liabilities	7,073	8,392
Interest rate forwards and futures
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,721,000	1,092,000
Interest rate forwards and futures | Derivatives traded on recognised exchange
Disclosure of detailed information about financial instruments [line items]
Notional amount	470,000	330,000
Interest rate forwards and futures | Derivatives traded over the counter
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,251,000	762,000
Exchange rate derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,414,000	3,279,000
Derivative financial assets	27,981	40,797
Derivative financial liabilities	27,042	40,306
Exchange rate derivatives | Derivatives traded on recognised exchange
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,000	1,000
Derivative financial assets		6
Derivative financial liabilities	12	15
Exchange rate derivatives | Derivatives traded over the counter
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,413,000	3,278,000
Derivative financial assets	27,981	40,791
Derivative financial liabilities	27,030	40,291
Currency swaps
Disclosure of detailed information about financial instruments [line items]
Notional amount	456,000	454,000
Derivative financial assets	4,978	8,450
Derivative financial liabilities	4,417	8,195
Currency swaps | Derivatives traded over the counter
Disclosure of detailed information about financial instruments [line items]
Notional amount	456,000	454,000
Derivative financial assets	4,978	8,450
Derivative financial liabilities	4,417	8,195
Exchange rate option contracts
Disclosure of detailed information about financial instruments [line items]
Notional amount	728,000	852,000
Derivative financial assets	4,422	5,391
Derivative financial liabilities	4,486	5,576
Exchange rate option contracts | Derivatives traded on recognised exchange
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,000	1,000
Derivative financial assets		6
Derivative financial liabilities	12	15
Exchange rate option contracts | Derivatives traded over the counter
Disclosure of detailed information about financial instruments [line items]
Notional amount	727,000	851,000
Derivative financial assets	4,422	5,385
Derivative financial liabilities	4,474	5,561
Exchange rate spots, forwards and futures
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,230,000	1,973,000
Derivative financial assets	18,581	26,956
Derivative financial liabilities	18,139	26,535
Exchange rate spots, forwards and futures | Derivatives traded over the counter
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,230,000	1,973,000
Derivative financial assets	18,581	26,956
Derivative financial liabilities	18,139	26,535
Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	15,000	14,000
Derivative financial assets	66	110
Derivative financial liabilities	174	244
Credit derivatives | Derivatives traded over the counter
Disclosure of detailed information about financial instruments [line items]
Notional amount	15,000	14,000
Derivative financial assets	66	110
Derivative financial liabilities	174	244
Equity and commodity derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,000	2,000
Equity and commodity derivatives | Derivatives traded over the counter
Disclosure of detailed information about financial instruments [line items]
Notional amount	£ 2,000	£ 2,000